Financial instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair value, long-term debt	$ 2,641,016,000	$ 2,551,222,000
Fair value, other long-term liabilities	631,041,000	610,705,000
Effective date	Mar. 02, 2017
Ending date	Mar. 02, 2027
Estimated accumulated other comprehensive income expected to be reclassified into earnings	6,313,000
Fair value liability of foreign exchange contract	12,000
Swaps [Member]
Derivative [Line Items]
Derivative, fixed interest rate	5.26%
Derivative, notional amount	106,800,000
Forward contracts [Member]
Derivative [Line Items]
Notional amount on foreign exchange forward contract	7,000,000
Interest rate swaps [Member]
Derivative [Line Items]
Derivative, fixed interest rate	1.183%
Fixed per annum rate swapped for LIBOR	5.26%
Effective date	Feb. 28, 2014
Ending date	Feb. 26, 2021
Interest rate swaps [Member] | Swaps [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	0.50%
Derivative, notional amount	$ 200,000,000